2. Loans: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 28,620,000	$ 24,680,789	$ 22,010,085
Provision for loan losses	36,887,285	32,622,546	27,623,368
Allowance for Credit Losses, Charge-Offs	(42,017,880)	(38,024,773)	(33,938,554)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	10,010,595	9,341,438	8,985,890
Loans and Leases Receivable, Allowance, Ending Balance	33,500,000	28,620,000	24,680,789
Financing Receivable, Allowance for Credit Losses, Ending Balance	544,405,558	512,592,704	485,149,825
Financing Receivable, Collectively Evaluated for Impairment	$ 544,405,558	$ 512,592,704	$ 485,149,825